INTANGIBLE AND GOODWILL, NET, Reconciliation of Changes in Goodwill (Details) S/ in Thousands, $ in Millions	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)
Goodwill [Abstract]
Goodwill	S/ 722,361	S/ 798,482	$ 513,458	$ 132.5
Mibanco - Edyficar Peru [Member]
Goodwill [Abstract]
Goodwill	273,694	273,694
Prima AFP - AFP Union Vida [Member]
Goodwill [Abstract]
Goodwill	124,641	124,641
Credicorp Capital Colombia [Member]
Goodwill [Abstract]
Goodwill	99,841	111,799
Banco de Credito del Peru [Member]
Goodwill [Abstract]
Goodwill	52,359	52,359
Mibanco Colombia [Member]
Goodwill [Abstract]
Goodwill	44,229	49,629
Pacifico Seguros [Member]
Goodwill [Abstract]
Goodwill	36,354	36,354
Atlantic Security Holding Corporation [Member]
Goodwill [Abstract]
Goodwill	29,795	29,795
Monokera S.A.S [Member]
Goodwill [Abstract]
Goodwill	22,656	22,656
Tenpo SpA [Member]
Goodwill [Abstract]
Goodwill	20,927	22,697
Tenpo Technologie SpA [Member]
Goodwill [Abstract]
Goodwill	9,945	11,719
Joinnus S.A.C. [Member]
Goodwill [Abstract]
Goodwill	7,824	35,700
Crediseguro Seguros Personales [Member]
Goodwill [Abstract]
Goodwill	96	96
Compania Incubadora De Soluciones Moviles SA- Culqi [Member]
Goodwill [Abstract]
Goodwill	0	2,297
Wally POS S.A.C [Member]
Goodwill [Abstract]
Goodwill	0	21,046
Sami Shop S.A.C [Member]
Goodwill [Abstract]
Goodwill	S/ 0	S/ 4,000